UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick T. Brennan
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Patrick T. Brennan              St. Helena, CA                  8/  /10
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:   63
                                          -----------

Form 13F Information Table Value Total:   118,745
                                          -----------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 06/30/10

                                                            MARKET        TOTAL                                    VOTING
NAME OF ISSUER        SYMBOL       CLASS     CUSIP          VALUE        SHARES           PRICE   DISCRETION        AUTH
--------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS             abt         com      00282410      $ 2,498       53,389.00         $ 46.78     sole         none
AIR PRODS & CHEM        apd         com      00915810        $ 518            8000         $ 64.81     sole         none
BANK OF AMERICA         bac         com      06050510        $ 994       69,171.00         $ 14.37     sole         none
BANK OF AMER CRP        BAC E       com      06050581      $ 1,166          69,377         $ 16.80     sole         none
FRANKLIN RES INC        ben         com      35461310      $ 1,237          14,354         $ 86.19     sole         none
BROWN-FORMAN -B         bf/b        com      11563720      $ 2,332          40,755         $ 57.23     sole         none
SOTHEBY'S               bid         com      83589810      $ 1,273          55,674         $ 22.87     sole         none
BANK NY MELLON          bk          com      06405810        $ 543          21,976         $ 24.69     sole         none
BANCO LATINOAM-E        blx         com      #N/A N/A      $ 1,522      121,851.00         $ 12.49     sole         none
BANK OF AMER CRP        BML L       com      06050558        $ 532          33,435         $ 15.92     sole         none
BERKSHIRE HATH-A        brk/a       com      08467010        $ 480               4    $ 120,000.00     sole         none
BERKSHIRE HATH-B        brk/b       com      08467070        $ 809          10,150         $ 79.69     sole         none
CATERPILLAR INC         cat         com      14912310      $ 2,376          39,549         $ 60.07     sole         none
CBS CORP-B              cbs         com      12485720      $ 1,704         131,808         $ 12.93     sole         none
COMPASS DIVERSIF        codi        com      20451Q10      $ 1,892         141,071         $ 13.41     sole         none
CHEVRON CORP            cvx         com      16676410      $ 2,421          35,680         $ 67.86     sole         none
DOMINION RES/VA         d           com      25746U10      $ 2,384          61,541         $ 38.74     sole         none
WALT DISNEY CO          dis         com      25468710      $ 2,891          91,773         $ 31.50     sole         none
CONS EDISON INC         ed          com      20911510        $ 231           5,360         $ 43.10     sole         none
EQUIFAX INC             efx         com      29442910        $ 885          31,529         $ 28.06     sole         none
EQUITY ONE INC          eqy         com      29475210      $ 1,575         100,951         $ 15.60     sole         none
FIRSTENERGY CORP        fe          com      33793210        $ 254           7,206         $ 35.23     sole         none
GENERAL ELECTRIC        ge          com      36960410      $ 2,877         199,492         $ 14.42     sole         none
GRACO INC               ggg         com      38410910        $ 734          26,026         $ 28.19     sole         none
GOVERNMENT PROPE        gov         com      38376A10      $ 2,171          85,057         $ 25.52     sole         none
GOLDMAN SACHS GP        GS A        com      38143Y66      $ 3,031         168,877         $ 17.95     sole         none
HJ HEINZ CO             hnz         com      42307410        $ 465          10,760         $ 43.22     sole         none
IBM                     ibm         com      45920010      $ 2,323          18,816        $ 123.48     sole         none
INTEL CORP              intc        com      45814010        $ 195          10,000         $ 19.45     sole         none
JOHNSON&JOHNSON         jnj         com      47816010     $ 10,770         182,352         $ 59.06     sole         none
JPMORGAN CHASE          jpm         com      46625H10      $ 1,800          49,160         $ 36.61     sole         none
KRAFT FOODS INC         kft         com      50075N10      $ 2,622          93,640         $ 28.00     sole         none
KIMBERLY-CLARK          kmb         com      49436810      $ 1,031          17,002         $ 60.63     sole         none
KINDER MORGAN EN        kmp         com      49455010      $ 1,117          17,169         $ 65.06     sole         none
COCA-COLA CO            ko          com      19121610        $ 455           9,072         $ 50.12     sole         none
LABORATORY CP           lh          com      50540R40      $ 1,769          23,479         $ 75.35     sole         none
LIBERTY-INTER A         linta       com      53071M10        $ 618          58,903         $ 10.50     sole         none
LOCKHEED MARTIN         lmt         com      53983010      $ 2,504          33,609         $ 74.50     sole         none
LOWE'S COS INC          low         com      54866110      $ 1,662          81,405         $ 20.42     sole         none
MASCO CORP              mas         com      57459910        $ 944          87,702         $ 10.76     sole         none
MCDONALDS CORP          mcd         com      58013510      $ 3,320          50,400         $ 65.87     sole         none
3M CO                   mmm         com      88579Y10      $ 1,336       16,918.00         $ 78.99     sole         none
ALTRIA GROUP INC        mo          com      02209S10      $ 3,938      196,504.00         $ 20.04     sole         none
NEXTERA ENERGY          nee         com      65339F10      $ 1,193          24,476         $ 48.76     sole         none
OXFORD INDS INC         oxm         com      69149730      $ 3,724         177,905         $ 20.93     sole         none
PEPSICO INC             pep         com      71344810      $ 5,049          82,833         $ 60.95     sole         none
PFIZER INC              pfe         com      71708110        $ 832          58,350         $ 14.26     sole         none
PROCTER & GAMBLE        pg          com      74271810        $ 832          13,870         $ 59.98     sole         none
PROGRESS ENERGY         pgn         com      74326310      $ 2,406          61,345         $ 39.22     sole         none
PHILIP MORRIS           pm          com      71817210      $ 7,176         156,536         $ 45.84     sole         none
SCANA CORP              scg         com      80589M10      $ 1,721          48,135         $ 35.76     sole         none
SCRIPPS NET-CL A        sni         com      81106510      $ 1,305          32,347         $ 40.34     sole         none
STAPLES INC             spls        com      85503010        $ 933          48,957         $ 19.05     sole         none
CONSTELLATION-A         stz         com      21036P10      $ 1,560          99,894         $ 15.62     sole         none
AT&T INC                t           com      00206R10        $ 335       13,836.00         $ 24.19     sole         none
T ROWE PRICE GRP        trow        com      74144T10      $ 1,235          27,816         $ 44.39     sole         none
TRAVELERS COS IN        trv         com      89417E10        $ 971          19,713         $ 49.25     sole         none
UNITED TECH CORP        utx         com      91301710        $ 389           6,000         $ 64.91     sole         none
VERIZON COMMUNIC        vz          com      92343V10      $ 2,169          82,859         $ 26.18     sole         none
WESTAMERICA BANC        wabc        com      95709010      $ 4,798          91,355         $ 52.52     sole         none
WINDSTREAM CORP         win         com      97381W10        $ 667          63,192         $ 10.56     sole         none
WEINGARTEN RLTY         wri         com      94874110        $ 295          15,482         $ 19.05     sole         none
EXXON MOBIL CORP        xom         com      30231G10      $ 4,958          86,884         $ 57.07     sole         none
                                                           118,745